NXG Cushing Midstream Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2026

		Fair
Common Stock - 95.4%	Shares	Value
Canadian Midstream - 5.1%
Keyera Corp(1)(3)(4)	380,000	$14,502,987

Cloud Services - 0.2%
DigitalOcean Holdings Inc(1)(2)	10,000	560,600

Cryptocurrency Miners - 1.7%
Cipher Digital Inc(1)(2)	150,000	2,340,000
IREN Ltd(1)(2)(3)	60,000	2,457,000
		4,797,000
Electrical Power Equipment - 1.5%
GE Vernova, Inc.	5,000	4,368,000

Engineering & Construction - 6.4%
MasTec Inc(2)	12,000	3,576,240
Primoris Services Corp(1)	40,000	6,028,800
Quanta Services Inc	6,000	3,378,480
Solv Energy Inc.(1)(2)	100,000	3,152,000
Sterling Infrastructure Inc.(2)	5,000	2,140,650
		18,276,170
Exploration & Production - 1.6%
Viper Energy Inc	100,000	4,654,000

Fuels Distribution - 6.5%
ARKO Petroleum Corp(1)(2)	350,000	6,653,500
Sunococorp LLC(1)	200,000	11,978,000
		18,631,500
Large Cap Diversified C Corps - 31.9%
Cheniere Energy, Inc.(1)	57,000	13,436,610
Enbridge Inc(3)	200,000	10,628,000
Kinder Morgan, Inc.	580,000	19,296,600
ONEOK Inc	190,000	15,726,300
TC Energy Corp(3)	220,000	14,161,400
Williams Companies, Inc.	240,000	17,932,800
		91,181,710
Natural Gas Gatherers & Processors - 17.4%
DT Midstream, Inc.(1)	120,000	16,660,800
Kinetik Holdings Inc	300,000	13,647,000
Targa Resources Corporation	82,000	19,335,600
		49,643,400
Oilfield Services - 1.0%
Solaris Energy Infrastructure(1)	60,000	2,977,800

Other C-Corps - 1.1%
EQT Corp	50,000	3,071,000

Other Renewable Generation - 2.7%
Bloom Energy Corporation(2)	50,000	7,783,500

Refiners - 4.4%
Marathon Petroleum Corp	37,000	7,333,770
Phillips 66	33,000	5,092,890
		12,426,660
Solar Equipment - 1.3%
Nextpower Inc(1)(2)		3,783,600

Utilities - 12.6%
Constellation Energy Corp	15,000	4,948,200
NextEra Energy Inc(1)	45,000	4,219,650
NRG Energy Inc	30,000	5,368,800
Talen Energy Corp(1)(2)	30,000	11,129,100
Vistra Corporation(1)	60,000	10,433,400
		36,099,150
Total Common Stocks (Cost $238,512,968)		$272,757,077

MLP Investments and Related Companies - 31.4%	Units
Coal - 1.8%
Alliance Resource Partners LP	191,000	$5,059,590

Crude Oil & Refined Products - 0.8%
Genesis Energy L.P.	130,000	2,347,800

Large Cap Diversified C Corps - 4.9%
Plains GP Holdings, L.P.(1)	625,000	14,087,500

Large Cap MLP - 16.6%
Energy Transfer, L.P.	1,300,000	24,492,000
Enterprise Products Partners L.P.	180,000	6,505,200
MPLX, L.P.	280,000	16,503,200
		47,500,400
Natural Gas Gatherers & Processors - 5.9%
Western Midstream Partners, L.P.	405,000	16,843,950
		16,843,950
Upstream MLPs - 1.4%
TXO Energy Partners, L.P.	330,000	4,131,600
Total MLP Investments and Related Companies (Cost $79,106,436)		$89,970,840

Preferred Stock - 0.9%
Crude Oil & Refined Products - 0.2%
NGL Energy Partners, L.P.(1)	20,313	$514,100

Utilities - 0.7%
NextEra Energy Capital Holdings, Inc.(1)	81,000	1,938,330
Total Preferred Stock (Cost $2,549,836)		$2,452,430

Short-Term Investments - Investment Companies - 5.6%	Shares
First American Government Obligations Fund - Class X, 3.60%(1)(5)	7,990,906	$7,990,906
First American Treasury Obligations Fund - Class X, 3.60%(1)(5)	7,990,906	7,990,906
Total Short-Term Investments - Investment Companies (Cost $15,981,812)		$15,981,812

Total Investments - 133.3% (Cost $336,151,052)		$381,162,159
Liabilities in Excess of Other Assets - (33.3)%		(95,207,881)
Net Assets Applicable to Common Stockholders - 100.0%		$285,954,278

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended February 28, 2026. As such, it is classified as a non-income producing security as of February 28, 2026.
(3)	Foreign issued security. Foreign concentration is as follows: Canada 13.74% and Australia 0.86%.
(4)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Trustees. As of February 28, 2026, the value of these investments was $14,502,987 or 5.07% of total net assets.

(5)	Rate reported is the current yield as of February 28, 2026.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2026	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$272,757,077	$272,757,077	$-	$-
Master Limited Partnerships and Related Companies (a)	89,970,840	89,970,840	-	-
Preferred Stock (a)	2,452,430	2,452,430	-
Total Equity Securities	365,180,347	365,180,347	-	-
Other Short Term Investments (a)	15,981,812	15,981,812	-	-
Total Other	15,981,812	15,981,812	-	-
Total Assets	$381,162,159	$381,162,159	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2026.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended February 28, 2026.